Offerings	May 01, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of the registrant is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
Pursuant to Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go
basis, except as described below. The registrant previously filed a prospectus supplement, dated December 21, 2022 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form
S-3
(Registration
No.
333-266814
),
filed with the Securities and Exchange Commission on August 12, 2022, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,000,000,000 under its then current
“at-the-market”
program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $110,200.00 was paid. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $34,243,004.00 were not sold under the Prior Prospectus Supplement.
The offering that included the unsold securities under the Prior Prospectus Supplement has been terminated.
Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,773.58 that has already been paid and remains unused with respect to securities that were preciously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of the registrant is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
Pursuant to Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go
basis, except as described below. The registrant previously filed a prospectus supplement, dated December 21, 2022 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form
S-3
(Registration
No.
333-266814
),
filed with the Securities and Exchange Commission on August 12, 2022, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,000,000,000 under its then current
“at-the-market”
program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $110,200.00 was paid. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $34,243,004.00 were not sold under the Prior Prospectus Supplement.
The offering that included the unsold securities under the Prior Prospectus Supplement has been terminated.
Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,773.58 that has already been paid and remains unused with respect to securities that were preciously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depository Shares
Offering Note
(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of the registrant is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
Pursuant to Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go
basis, except as described below. The registrant previously filed a prospectus supplement, dated December 21, 2022 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form
S-3
(Registration
No.
333-266814
),
filed with the Securities and Exchange Commission on August 12, 2022, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,000,000,000 under its then current
“at-the-market”
program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $110,200.00 was paid. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $34,243,004.00 were not sold under the Prior Prospectus Supplement.
The offering that included the unsold securities under the Prior Prospectus Supplement has been terminated.
Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,773.58 that has already been paid and remains unused with respect to securities that were preciously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of GLP Capital, L.P. and GLP Financing II, Inc.
Offering Note
(1)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of the registrant is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
Debt securities issued by GLP Capital, L.P. and GLP Financing II, Inc. will be accompanied by guarantees issued by Gaming and Leisure Properties, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees.